Document and Entity Information	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	DEFR14A
Amendment Flag	false
Entity Registrant Name	PRIMO WATER CORPORATION
Entity Central Index Key	0000884713